S000101030 [Member] Shareholder Fees - AB Municipal Income Shares N - AB Municipal Income Shares N	Jan. 26, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%